Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Effects of Change in Accounting Principle on Major Line Items and Earnings per Share Amounts in Consolidated Financial Statements

The segment information in the Note 32 (“Segment Information”) has been restated giving effect to these changes to conform to DAIKYO’s current fiscal year end.

	Millions of yen
	March 31, 2014	March 31, 2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Assets:
Cash and Cash Equivalents	¥(9,260)	¥29,234
Investment in Securities	0	26,112
Investment in Affiliates	(1,364)	(10,584)
Trade notes, Accounts and Other Receivable	11,682	5,411
Inventories	(13,827)	(5,430)
Other Assets	12,989	(10,317)
Others	370	2,113

Total Assets	590	36,539

Liabilities:	(681)	31,158

Total Liabilities	(681)	31,158

Equity:	1,271	5,381

Total Equity	1,271	5,381

Total Liabilities and Equity	¥590	¥36,539

	Millions of yen
	Year Ended March 31, 2014	Year Ended March 31, 2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Revenues:
Sales of goods and real estate	¥30,937	¥10,548
Services income	25,205	27,960
Other	661	1,377

Total revenues	56,803	39,885

Expenses:
Costs of goods and real estate sold	28,883	6,125
Services expense	21,507	23,760
Selling, general and administrative expenses	3,186	3,804
Other	1,157	999

Total expenses	54,733	34,688

Operating Income	2,070	5,197

Income before Income Taxes and Discontinued Operations	¥2,613	¥8,068

	Millions of yen, except for per share amounts
	Year Ended March 31, 2014	Year Ended March 31, 2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Income from Continuing Operations	¥1,296	¥2,184
Net Income	1,296	2,184
Net Income Attributable to the Noncontrolling Interests	726	1,070
Net Income Attributable to ORIX Corporation Shareholders	570	1,114
Basic EPS	0.45	0.84
Diluted EPS	0.43	0.86

	Millions of yen
	March 31, 2014	March 31, 2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Net cash provided by operating activities	¥7,013	¥30,919
Net cash provided by (used in) investing activities	(13,148)	3,743
Net cash provided by (used in) financing activities	(3,125)	3,832
Cash and Cash Equivalents at Beginning of Year	0	(9,260)
Cash and Cash Equivalents at End of Year	(9,260)	29,234

Schedule of Information about Finance Revenues

The following table provides information about “Finance revenues” for fiscal 2013, 2014 and 2015:

	Millions of yen
	2013	2014	2015
Direct financing leases	¥54,356	¥57,483	¥61,116
Interest on loans	144,458	118,287	110,390
Interest on investment securities	11,505	12,393	12,391
Other	3,387	3,537	2,986

	¥213,706	¥191,700	¥186,883

Schedule of Information about Gains on Sales of Real Estate under Operating Leases Included in Revenues

The following table provides information about Gains on sales of real estate under operating leases included in “Operating leases” for fiscal 2013, 2014 and 2015:

	Millions of yen
	2013	2014	2015
Gains on sales of real estate under operating leases	¥5,816	¥5,872	¥16,338

Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold

The following table provides information about “Sales of goods and real estate” and “Costs of goods and real estate sold” for fiscal 2013, 2014 and 2015:

	Millions of yen
	2013	2014	2015
Sales of goods	¥42,081	¥125,808	¥352,228
Real estate sales	38,804	54,076	98,641

Sales of goods and real estate	¥80,885	¥179,884	¥450,869

Costs of goods sold	¥33,203	¥107,047	¥308,723
Costs of real estate sales	39,430	55,942	93,298

Costs of goods and real estate sold	¥72,633	¥162,989	¥402,021

Schedule of Information about Services Income and Services Expense

The following table provides information about “Services income” and “Services expense” for fiscal 2013, 2014 and 2015:

	Millions of yen
	2013	2014	2015
Revenues from asset management and servicing	¥15,265	¥126,492	¥214,372
Revenues from automobile related business	59,659	63,072	70,442
Revenues from facilities management related business	102,298	111,228	115,177
Revenues from environment and energy related business	17,192	49,552	62,286
Revenues from real estate management and contract work	3,057	28,243	171,562
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	42,556	58,892	78,342
Other	42,174	53,036	53,367

Services income	¥282,201	¥490,515	¥765,548

Expenses from asset management and servicing	¥593	¥36,150	¥52,825
Expenses from automobile related business	39,179	39,767	43,163
Expenses from facilities management related business	82,694	93,521	99,582
Expenses from environment and energy related business	13,306	41,712	51,436
Expenses from real estate management and contract work	1,056	22,626	152,447
Other	23,039	26,502	26,223

Services expense	¥159,867	¥260,278	¥425,676